Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,930	$ 3,800	$ 3,774
Less: deferred bonuses awarded, expected to be recognised in future periods	(430)	(381)	(353)
Total incentives awarded and recognised in the current year	3,500	3,419	3,421
Add: current year charges for deferred bonuses from previous years	478	439	375
Other	(11)	(97)	(56)
Income statement charge for incentive awards	$ 3,967	$ 3,761	$ 3,740